NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)							1 Months Ended						3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Nov. 08, 2022	Nov. 04, 2022	Aug. 10, 2022	Apr. 14, 2021	Jun. 12, 2020	Aug. 31, 2022	Jul. 31, 2022	Apr. 25, 2022	May 24, 2021	Dec. 25, 2020	Aug. 24, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 02, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Aug. 17, 2022	Dec. 15, 2021	Nov. 22, 2021	May 19, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss available for common stockholders																		$ 227,889
Accumulated deficit													$ 3,747,597		$ 3,747,597			3,747,597	$ 11,769			$ 11,769
Working capital deficit													467,153		467,153			467,153	86,369			86,369
Proceeds from sale of stock																			25,000
Operating Income (Loss)													167,925					303,472
Common stock issued to initial stockholders	[1],[2]																		$ 25,000
NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss available for common stockholders													24,904,772	4,551,808	27,627,175	$ 12,382,926					$ 96,352,755		$ 5,920,870
Accumulated deficit													177,927,198		177,927,198			177,927,198			150,036,023		53,683,268
Working capital deficit													38,334,000		38,334,000			38,334,000			17,017,000
Proceeds from sale of stock																					17,277,000
Proceeds from convertible debenture																					13,905,000
Escrow account													3,900,000		3,900,000			$ 3,900,000			1,500,000
Operating Income (Loss)													$ 2,666,026	$ 2,783,972	5,552,830	5,022,062					54,441,210		3,301,254
proceeds from the issuance of a convertible debenture							$ 3,900,000								$ 1,500,000						8,905,000	$ 1,100,000	600,000
Warrant to purchase shares					10,000,000																					3,739,000
NATURALSHRIMP INCORPORATED [Member] | Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued to initial stockholders					$ 195,000	$ 61,250				$ 99,600	$ 616,500	$ 67,500											$ 67,500
Common stock issued to initial stockholders, shares					500,000	1,250,000				200,000	1,500,000	1,500,000								250,000
NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
proceeds from the issuance of a convertible debenture									$ 1,500,000
NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member] | Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued to initial stockholders		$ 500,000
Common stock issued to initial stockholders, shares		4,972,156
NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from preferred stock																					$ 1,348,000
Warrant to purchase shares																									3,000,000	270,000
Common stock issued to initial stockholders, shares					10,000
NATURALSHRIMP INCORPORATED [Member] | F And T Water Solutions L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage													100.00%		100.00%			100.00%			100.00%
Securities Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity, ownership percentage															51.00%						51.00%
Issued and outstanding shares of common, percentage															49.00%						49.00%
Escrow account																								$ 3,900,000
Warrant to purchase shares					10,000,000
Common stock issued to initial stockholders					$ 5,000,000
Securities Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares																										3,739,000
Common stock issued to initial stockholders, shares																					8,228,572
Securities Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member] | F And T Water Solutions L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																											51.00%
Loan Agreement [Member] | NATURALSHRIMP INCORPORATED [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from related party debt				$ 300,000				$ 250,000
GHS Purchase Agreement [Member] | NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares			64,000,000
Fair value of warrant			$ 5,000,000
Common stock issued to initial stockholders, shares			64,000,000

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).